UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04982

Heartland Group, Inc.

(Exact name of registrant as specified in charter)

789 North Water Street, Suite 500, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Heartland Group, Inc., 789 North Water Street, Suite 500, Milwaukee, WI 53202

(Name and address of agent for service)

Conrad Goodkind; Quarles & Brady LLP, 411 East Wisconsin Avenue, Milwaukee, WI 53202

(With a copy to:)

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Item 1.	Schedule of Investments.

SELECT VALUE FUND - SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

COMMON STOCKS (95.9%)	SHARES	VALUE
Aerospace & Defense (2.5%)
Goodrich Corp.	150,000	$7,722,000
Airlines (1.9%)
Southwest Airlines Co.	400,000	5,880,000
Beverages (1.4%)
Constellation Brands, Inc. (Class A)(a)	200,000	4,236,000
Building Products (0.9%)
American Standard Cos., Inc.	50,000	2,651,000
Chemicals (7.2%)
RPM International, Inc.	300,000	6,930,000
Agrium, Inc. (CAD)(b)	150,000	5,763,732
PPG Industries, Inc.	70,000	4,921,700
Dow Chemical Co.	100,000	4,586,000

		22,201,432
Commercial Banks (4.5%)
SunTrust Banks, Inc.	90,000	7,473,600
Marshall & Ilsley Corp.	135,000	6,251,850

		13,725,450
Communications Equipment (3.7%)
Mastec, Inc. (a)	600,000	6,606,000
Motorola, Inc.	275,000	4,859,250

		11,465,250
Computers & Peripherals (3.2%)
Hutchinson Technology, Inc. (a)	210,000	4,903,500
Seagate Technology	210,000	4,893,000

		9,796,500
Consumer Finance (2.0%)
SLM Corp.	150,000	6,135,000
Diversified Consumer Services (2.7%)
H&R Block, Inc.	400,000	8,416,000
Diversified Financial Services (2.2%)
Bank of America Corp.	130,000	6,632,600
Electronic Equipment & Instruments (4.3%)
Avnet, Inc. (a)	225,000	8,131,500
Plexus Corp. (a)	300,000	5,145,000

		13,276,500
Energy Equipment & Services (4.5%)
ShawCor, Ltd. (CAD)(b)	300,000	7,155,606
Grey Wolf, Inc. (a)	1,000,000	6,700,000

		13,855,606
Food & Staples Retailing (2.3%)
Wal-Mart Stores, Inc.	150,000	7,042,500
Food Products (2.4%)
Smithfield Foods, Inc. (a)	250,000	7,487,500
Gas Utilities (2.3%)
UGI Corp.	270,000	7,211,700
Health Care Equipment and Supplies (1.3%)
Hospira, Inc. (a)	100,000	4,090,000
Household Durables (2.1%)
Toll Brothers, Inc. (a)	130,000	3,559,400
D. R. Horton, Inc.	135,000	2,970,000

		6,529,400
Industrial Conglomerates (1.2%)
Tyco International, Ltd.	120,000	3,786,000

Insurance (5.7%)
The Allstate Corp.	125,000	7,507,500
Unum Group	300,000	6,909,000
Conseco, Inc. (a)	175,000	3,027,500

		17,444,000
Machinery (7.7%)
Albany International Corp. (Class A)	180,000	6,469,200
Pentair, Inc.	200,000	6,232,000
Caterpillar, Inc.	90,000	6,032,700
Deere & Co.	45,000	4,888,800

		23,622,700
Media (2.0%)
CBS Corp. (Class B)	200,000	6,118,000
Metals & Mining (2.7%)
Alcoa, Inc.	250,000	8,475,000
Multi-Utilities (2.2%)
Integrys Energy Group, Inc.	125,000	6,938,750
Oil, Gas & Consumable Fuels (5.7%)
ConocoPhillips Co.	90,000	6,151,500
Anadarko Petroleum Corp.	140,000	6,017,200
Cimarex Energy Co.	150,000	5,553,000

		17,721,700
Paper & Forest Products (1.5%)
P.H. Glatfelter Co.	300,000	4,473,000
Pharmaceuticals (3.8%)
Pfizer, Inc.	270,000	6,820,200
Wyeth	100,000	5,003,000

		11,823,200
Road & Rail (4.2%)
J.B. Hunt Transport Services, Inc.	300,000	7,872,000
Union Pacific Corp.	50,000	5,077,500

		12,949,500
Specialty Retail (2.3%)
Rent-A-Center, Inc. (a)	250,000	6,995,000
Thrifts & Mortgage Finance (1.9%)
MGIC Investment Corp.	100,000	5,892,000
Tobacco (3.6%)
Universal Corp.	180,000	11,043,000

TOTAL COMMON STOCKS (Cost $257,885,366)		$295,636,288

SHORT-TERM INVESTMENTS (4.0%)	PAR AMOUNT	VALUE
TIME DEPOSITS (4.0%) (+)
Brown Brothers Harriman, 4.69%	$12,191,013	$12,191,013

TOTAL SHORT-TERM INVESTMENTS (Cost $12,191,013)		$12,191,013

TOTAL INVESTMENTS (Cost $270,076,379) (99.9%)		$307,827,301
Other assets and liabilities, net (0.1%)		426,467

TOTAL NET ASSETS (100.0%)		$308,253,768

(a)	Non-income producing security.

(b)	Foreign denominated security.

(+)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of March 31, 2007.

(CAD)	Canadian issuer.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International.

The accompanying Notes to Schedules of Investments are an integral part of this schedule.

1

VALUE PLUS FUND - SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

COMMON STOCKS (96.1%)	SHARES	VALUE
Aerospace & Defense (5.7%)
Cubic Corp.	350,000	$7,574,000
Applied Signal Technology, Inc.	402,000	7,207,860

		14,781,860
Beverages (0.8%)
MGP Ingredients, Inc.	100,000	2,037,000
Building Products (2.1%)
Apogee Enterprises, Inc.	275,000	5,511,000
Quixote Corp.	3,200	64,000

		5,575,000
Chemicals (4.9%)
American Vanguard Corp.	366,500	6,263,485
CF Industries Holdings, Inc. (d)	85,000	3,276,750
Olin Corp.	100,000	1,694,000
Arch Chemicals, Inc.	50,000	1,561,000

		12,795,235
Commercial Banks (5.0%)
Chittenden Corp.	200,000	6,038,000
The South Financial Group, Inc.	200,000	4,944,000
Cadence Financial Corp.	100,000	2,000,000

		12,982,000
Commercial Services & Supplies (3.4%)
ABM Industries, Inc.	180,000	4,750,200
Kelly Services, Inc. (Class A)	125,000	4,025,000

		8,775,200
Communications Equipment (2.3%)
Inter-Tel, Inc.	250,000	5,910,000
Energy Equipment & Services (4.0%)
Tidewater, Inc.	110,000	6,443,800
Gulf Island Fabrication, Inc.	150,000	4,011,000

		10,454,800
Health Care Equipment & Supplies (5.8%)
Wright Medical Group, Inc. (a)	300,000	6,687,000
Orthovita, Inc. (a)	1,500,000	4,380,000
STERIS Corp.	150,000	3,984,000

		15,051,000
Household Durables (2.0%)
Ethan Allen Interiors, Inc.	150,000	5,301,000
Insurance (5.1%)
Unum Group	400,000	9,212,000
Horace Mann Educators Corp.	200,000	4,110,000

		13,322,000
Internet Software & Services (1.3%)
Zix Corp. (a)	1,837,500	3,325,875
IT Services (3.4%)
Perot Systems Corp. (Class A) (a)	500,000	8,935,000
Leisure Equipment & Products (3.0%)
Nautilus, Inc.	500,000	7,715,000
Machinery (5.4%)
Federal Signal Corp.	425,000	6,596,000
American Railcar Industries, Inc.	150,000	4,471,500
Briggs & Stratton Corp.	100,000	3,085,000

		14,152,500
Marine (4.9%)
Genco Shipping & Trading, Ltd.	325,000	10,328,500
Alexander & Baldwin, Inc.	50,000	2,522,000

		12,850,500
Media (1.5%)
Regal Entertainment Group	200,000	3,974,000
Metals & Mining (3.2%)
Quanex Corp.	100,000	4,235,000
Amerigo Resources, Ltd. (CAD)(b)	1,900,000	4,033,097

		8,268,097
Multiline Retail (1.7%)
Tuesday Morning Corp.	300,000	4,452,000
Oil, Gas & Consumable Fuels (4.7%)
Cimarex Energy Co.	175,000	6,478,500
Callon Petroleum Co. (a)	250,000	3,392,500
Berry Petroleum Co. (Class A)	75,000	2,299,500

		12,170,500
Paper & Forest Products (3.0%)
Wausau Paper Corp.	550,000	7,898,000
Pharmaceuticals (3.8%)
Biovail Corp. (CAD)(b)	459,330	10,048,590
Road & Rail (2.0%)
Arkansas Best Corp.	150,000	5,332,500
Semiconductor (2.0%)
Cohu, Inc.	275,000	5,170,000
Software (10.4%)
Mentor Graphics Corp. (a)	700,000	11,438,000
Novell, Inc. (a)	1,100,000	7,942,000
Parametric Technology Corp. (a)	300,000	5,727,000
QAD, Inc.	150,000	1,365,000
American Software, Inc. (Class A)	92,400	743,820

		27,215,820
Specialty Retail (2.6%)
Stein Mart, Inc.	410,000	6,691,200
Textiles, Apparel & Luxury Goods (2.1%)
Stride Rite Corp.	350,000	5,386,500

TOTAL COMMON STOCKS (Cost $209,670,210)		$250,571,177

WARRANTS (0.1%)	SHARES	VALUE
Biotechnology (0.1%)
StemCells, Inc. (a)(c)	575,658	$356,908
GTC Biotherapeutics, Inc. (a)(c)	273,224	—

		356,908
Internet Software & Services (0.0%)
Zix Corp. (a)(c)	198,000	—

TOTAL WARRANTS (Cost $34,153)		$356,908

1

VALUE PLUS FUND - SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2007 (Unaudited)

SHORT-TERM INVESTMENTS (4.8%)	PAR AMOUNT	VALUE
TIME DEPOSITS (4.8%) (+)
Brown Brothers Harriman, 4.69%	$12,435,954	$12,435,954

TOTAL SHORT-TERM INVESTMENTS (Cost $12,435,954)		$12,435,954

TOTAL INVESTMENTS (Cost $222,140,317) (101.0%)		$263,364,039
Other assets and liabilities, net (-1.0%)		(2,497,819)

TOTAL NET ASSETS (100.0%)		$260,866,220

(a)	Non-income producing security.

(b)	Foreign denominated security.

(c)	Valued at fair value using methods determined by the Board of Directors. See Note 2 (a) in Schedules of Investments

(d)	Security pledged as collateral on written options. See Note 2(f) in Schedules of Investments.

(+)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of March 31, 2007.

(CAD)	Canadian issuer.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International.

The accompanying Notes to Schedules of Investments are integral part of this schedule.

2

VALUE FUND - SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

COMMON STOCKS (97.1%)	SHARES	VALUE
Aerospace & Defense (0.6%)
AAR Corp. (a)(i)	150,000	$4,134,000
Ducommun, Inc. (a)	156,977	4,039,018
Magellan Aerospace Corp. (CAD)(b)	1,000,000	2,625,195
Allied Defense Group, Inc. (a)	176,700	1,510,785

		12,308,998
Air Freight & Logistics (0.2%)
AirNet Systems, Inc. (a)(c)	1,000,000	3,210,000

Airlines (3.1%)
Alaska Air Group, Inc. (a)	800,000	30,480,000
Midwest Air Group, Inc. (a)(c)	977,500	13,206,025
Mesa Air Group, Inc. (a)(c)	1,700,000	12,801,000
Republic Airways Holdings, Inc. (a)	300,000	6,888,000

		63,375,025
Auto Components (0.8%)
Hy-Drive Technologies, Ltd. (CAD)(b)	2,475,000	6,004,159
Raser Technologies, Inc. (a)(d)(e)(f)	1,075,269	4,752,689
Strattec Security Corp. (a)	100,000	4,448,000
Wonder Auto Technology, Inc. (a)	113,500	777,475

		15,982,323
Biotechnology (0.6%)
Isolagen, Inc. (a)	1,000,000	3,930,000
Sanagamo BioSciences, Inc. (a)	500,000	3,400,000
Discovery Laboratories, Inc. (a)	1,000,000	2,370,000
Senesco Technologies, Inc. (a)(c)(d)	1,614,000	1,565,580
AP Pharma, Inc. (a)	800,000	816,000
Aphton Corp. (a)(e)(f)(h)	375,000	—

		12,081,580
Building Products (0.5%)
Patrick Industries, Inc. (a)(c)(d)	293,525	3,519,365
Maezawa Kasei Industries Co., Ltd. (JPY)(b)	200,000	3,006,281
Aaon, Inc.	100,000	2,613,000
Builders FirstSource, Inc. (a)	100,000	1,607,000

		10,745,646
Capital Markets (1.3%)
eSPEED, Inc. (Class A)(a)	987,312	9,379,464
Stifel Financial Corp. (a)	200,000	8,860,000
FirstCity Financial Corp. (a)(c)	811,800	8,605,080

		26,844,544
Chemicals (1.6%)
Chemtura Corp.	1,000,000	10,930,000
Omnova Solutions, Inc. (a)	1,750,000	9,555,000
Calgon Carbon Corp. (a)	1,000,000	8,310,000
Quaker Chemical Corp.	150,000	3,571,500

		32,366,500
Commercial Banks (4.3%)
Sterling Financial Corp.	600,000	18,714,000
The South Financial Group, Inc.	500,000	12,360,000
FNB Corp.	200,000	7,166,000
Independent Bank Corp.	186,500	6,143,310
AmeriServ Financial, Inc. (a)(d)	1,129,793	5,389,112
Texas Capital Bancshares, Inc. (a)	200,000	4,100,000
Renasant Corp.	162,300	4,005,564
Eastern Virginia Bankshares, Inc. (d)	175,000	3,972,500
Centennial Bank Holdings, Inc. (a)	400,000	3,460,000
Capital Bank Corp.	150,000	2,587,500
Simmons First National Corp. (Class A)	75,100	2,258,257
Tennessee Commerce Bancorp, Inc. (a)	72,000	1,936,800
Fidelity Southern Corp.	100,000	1,904,000
BancTrust Financial Group, Inc.	88,000	1,862,080
PAB Bankshares, Inc.	100,000	1,776,000
WSB Financial Group, Inc. (a)	95,000	1,710,000
Guaranty Financial Corp. (e)	10,388	1,412,768
Southern Community Financial Corp.	135,682	1,392,097
Merchants & Manufacturers Bancorp., Inc.	46,095	1,292,965
Exchange National Bancshares, Inc.	33,237	1,203,179
HF Financial Corp.	64,947	1,185,283
Nexity Financial Services Corp. (a)	100,000	1,170,000
Epic Bancorp.	15,762	239,898

		87,241,313
Commercial Services & Supplies (7.4%)
Hudson Highland Group, Inc. (a)(c)	1,930,000	30,088,700
LECG Corp. (a)(c)	1,266,189	18,334,417
Spherion Corp. (a)	1,500,000	13,230,000
Exponent, Inc. (a)	600,000	11,970,000
FTI Consulting, Inc. (a)	300,000	10,077,000
Barrett Business Services, Inc.	400,000	9,220,000
Intersections, Inc. (a)(c)	882,367	8,867,788
School Specialty, Inc. (a)	200,000	7,222,000
SM&A (a)(c)	966,300	6,860,730
TRC Cos., Inc. (a)	669,300	6,753,237
Perma-Fix Environmental Services, Inc. (a)	2,500,000	5,950,000
RCM Technologies, Inc. (a)(c)	780,100	5,562,113
CompuDyne Corp. (a)(c)	750,000	4,552,500
ABM Industries, Inc. (i)	150,000	3,958,500
CDI Corp.	100,000	2,892,000
Tetra Tech, Inc. (a)	125,657	2,395,022
CNS Response, Inc. (a)(d)(e)(f)	1,800,000	1,620,000

		149,554,007
Communications Equipment (9.3%)
InterDigital Communications Corp. (a)(c)	2,750,000	87,092,500
Sycamore Networks, Inc. (a)	5,000,000	18,700,000
ParkerVision, Inc. (a)(c)	1,176,555	15,542,292
Aastra Technologies, Ltd. (CAD)(b)	500,000	14,429,908
Avanex Corp. (a)	7,500,000	13,425,000
Lantronix, Inc. (a)(c)(d)	5,000,000	8,000,000
EMS Technologies, Inc. (a)	400,000	7,708,000
Westell Technologies, Inc. (a)	2,500,000	5,425,000
EFJ, Inc. (a)	1,000,000	5,340,000
ParkerVision, Inc. (a)(c)(e)	400,000	4,491,400
Extreme Networks, Inc. (a)	1,000,000	4,230,000
CSI Wireless, Inc. (CAD)(a)(b)	1,000,000	1,923,410
Oplink Communications, Inc. (a)	100,000	1,797,000

		188,104,510
Computers & Peripherals (0.8%)
Gateway, Inc. (a)	3,003,100	6,576,789
Rackable Systems, Inc. (a)	300,000	5,091,000
STEC, Inc. (a)	593,074	4,175,241

		15,843,030
Construction & Engineering (2.1%)
Insituform Technologies, Inc. (Class A)(a)	1,000,000	20,790,000
URS Corp. (a)	300,000	12,777,000
Modtech Holdings, Inc. (a)(c)	1,400,000	4,396,000
Comfort Systems USA, Inc.	245,300	2,938,694
Integrated Electrical Services, Inc. (a)	100,000	2,473,000

		43,374,694
Containers & Packaging (0.5%)
Caraustar Industries, Inc. (c)	1,500,000	9,420,000

Diversified Consumer Services (1.7%)
Regis Corp.	400,000	16,148,000

VALUE FUND - SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2007 (Unaudited)

COMMON STOCKS (CONTINUED)	SHARES	VALUE
Diversified Consumer Services (CONTINUED)
The Princeton Review, Inc. (a)(c)	2,000,000	$10,740,000
Stewart Enterprises, Inc., (Class A)	1,000,000	8,060,000
Whitney Information Network, Inc.	31,400	109,900

		35,057,900
Diversified Financial Services (0.3%)
Collection House, Ltd. (AUD)(b)	4,600,000	3,460,465
Asset Acceptance Capital Corp. (a)	136,793	2,116,188

		5,576,653
Electrical Equipment (1.5%)
Xantrex Technology, Inc. (CAD)(b)	1,200,000	9,731,416
China BAK Battery, Inc. (a)(c)	2,136,200	6,942,650
Magnetek, Inc. (a)	1,373,500	6,922,440
Powell Industries, Inc. (a)	200,000	6,400,000

		29,996,506
Electronic Equipment & Instruments (1.3%)
Wireless Ronin Technolgies, Inc. (a)(c)	723,000	6,427,470
Napco Security Systems, Inc. (a)	1,000,000	5,300,000
Plexus Corp. (a)	200,000	3,430,000
O.I. Corp. (c)(d)	245,900	2,719,654
Park Electrochemical Corp.	100,000	2,712,000
MOCON, Inc.	200,000	2,572,000
Innovative Card Technologies, Inc. (a)	500,000	2,240,000
Optimal Group, Inc. (a)	100,000	839,000

		26,240,124
Energy Equipment & Services (4.4%)
Newpark Resources, Inc. (a)(c)	4,500,000	31,725,000
Input/Output, Inc. (a)(i)	1,500,000	20,670,000
Gulf Island Fabrication, Inc.	500,000	13,370,000
FuelCell Energy, Inc. (a)	1,700,000	13,362,000
Bristow Group, Inc. (a)	300,000	10,935,000

		90,062,000
Food Products (2.3%)
Origin Agritech, Ltd. (a)(c)	1,500,000	13,350,000
Riken Vitamin Co., Ltd. (JPY)(b)(d)	400,000	12,018,333
The Inventure Group, Inc. (a)(c)(d)	1,900,622	5,416,773
Hanover Foods Corp. (Class A)(d)(e)	49,250	5,368,250
Tasty Baking Co. (c)	500,000	4,365,000
John B. Sanfilippo & Son, Inc. (a)	300,000	3,999,000
Monterey Gourmet Foods, Inc. (a)	547,257	2,342,260

		46,859,616
Health Care Equipment & Supplies (3.9%)
Analogic Corp.	199,063	12,517,081
STAAR Surgical Co. (a)(c)	2,000,000	11,020,000
Fukuda Denshi Co., Ltd. (JPY)(b)	300,000	10,566,967
Osteotech, Inc. (a)(c)(i)	1,240,000	9,473,600
Nissui Pharmaceutical Co., Ltd. (JPY)(b)(d)	938,000	7,531,387
Trinity Biotech (ADR)(a)	600,000	5,448,000
CONMED Corp. (a)	150,000	4,384,500
Invacare Corp.	250,000	4,360,000
Synovis Life Technologies, Inc. (a)(i)	300,400	4,061,408
STERIS Corp.	150,000	3,984,000
Criticare Systems, Inc. (a)(c)(d)	865,000	3,338,900
Digirad Corp. (a)	468,700	2,160,707

		78,846,550

Health Care Providers & Services (2.9%)
Hooper Holmes, Inc. (a)	3,000,000	13,410,000
PDI, Inc. (a)(c)	1,000,000	9,520,000
VistaCare, Inc. (Class A)(a)(c)	1,000,000	8,700,000
America Service Group, Inc. (a)	436,628	7,278,589
BioScrip, Inc. (a)(c)	2,000,000	6,260,000
National Home Health Care Corp. (c)(d)	506,502	5,956,463
Medical Staffing Network Holdings, Inc. (a)(d)	758,600	4,817,110
SRI/Surgical Express, Inc. (a)(c)(d)	500,000	2,520,000

		58,462,162
Hotels, Restaurants & Leisure (0.4%)
Buca, Inc. (a)(c)	1,200,000	6,600,000
Champps Entertainment, Inc. (a)	470,246	2,661,592

		9,261,592
Household Durables (0.3%)
Helen of Troy, Ltd. (a)	200,000	4,542,000
Flexsteel Industries, Inc.	75,767	1,162,266

		5,704,266
Household Products (0.5%)
Oil-Dri Corp. of America (c)(d)	562,500	9,393,750

Insurance (3.0%)
Presidential Life Corp.	1,000,000	19,720,000
PMA Capital Corp. (Class A)(a)	1,000,000	9,390,000
Assured Guaranty, Ltd.	300,000	8,196,000
SCPIE Holdings, Inc. (a)	358,000	8,126,600
KMG America Corp. (a)(c)	1,500,000	6,945,000
Meadowbrook Insurance Group, Inc. (a)	400,000	4,396,000
Specialty Underwriters’ Alliance, Inc. (a)	525,000	4,058,250
Financial Industries Corp. (a)(e)	154,031	1,001,201

		61,833,051
Internet Software & Services (0.5%)
Jupitermedia Corp. (a)	1,200,000	7,944,000
iPass, Inc. (a)	500,000	2,515,000

		10,459,000
IT Services (2.8%)
TechTeam Global, Inc. (a)(c)(d)	975,000	12,187,500
First Consulting Group, Inc. (a)	1,250,000	11,375,000
MAXIMUS, Inc.	250,000	8,620,000
Dynamics Research Corp. (a)(c)	750,000	8,550,000
Tier Technologies, Inc. (Class B)(a)(c)(e)	950,000	8,360,000
Analysts International Corp. (a)(c)(d)	2,139,735	4,172,483
Computer Task Group, Inc. (a)	632,515	2,852,643

		56,117,626
Leisure Equipment & Products (0.4%)
K2, Inc.	700,000	8,463,000
Corgi International, Ltd. (ADR)(a)(c)	160,571	786,798

		9,249,798
Life Science, Tools & Services (3.2%)
Nektar Therapeutics (a)	2,421,300	31,622,178
Cambrex Corp.	500,000	12,300,000
Third Wave Technologies, Inc. (a)	1,500,000	7,650,000
PAREXEL International Corp. (a)(i)	200,000	7,194,000
MEDTOX Scientific, Inc. (a)(c)	362,250	6,665,400

		65,431,578
Machinery (4.5%)
Federal Signal Corp.	1,250,000	19,400,000
Badger Meter, Inc.	550,000	14,602,500
Mueller Water Products, Inc. (Class A)	1,000,000	13,810,000
Mueller Industries, Inc.	300,000	9,030,000
Portec Rail Products, Inc. (c)	700,000	7,112,000
MFRI, Inc. (a)(c)	350,000	6,489,000
Flanders Corp. (a)	814,500	5,905,125

VALUE FUND - SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2007 (Unaudited)

COMMON STOCKS (CONTINUED)	SHARES	VALUE
Machinery (CONTINUED)
Met-Pro Corp.	400,000	$5,812,000
Basin Water, Inc. (a)	750,000	5,152,500
Alamo Group, Inc.	150,600	3,495,426

		90,808,551
Marine (1.0%)
Quintana Maritime, Ltd.	1,500,000	20,655,000

Media (3.0%)
Lions Gate Entertainment Corp. (a)	1,200,000	13,704,000
ProQuest Co. (a)(c)(e)	1,500,000	13,500,000
Horipro, Inc. (JPY)(b)	700,000	7,551,350
Journal Register Co.	1,250,000	7,450,000
Spanish Broadcasting System, Inc. (Class A)(a)	1,500,000	6,000,000
Lakes Entertainment, Inc. (a)	500,000	5,575,000
Saga Communications, Inc. (a)	400,000	3,892,000
SPAR Group, Inc. (a)(c)(d)	1,228,000	1,301,680
Emak Worldwide, Inc. (a)(d)	250,083	1,205,400
PRIMEDIA, Inc. (a)	2,500	6,650

		60,186,080
Metals & Mining (2.9%)
High River Gold Mines, Ltd. (CAD)(a)(b)	10,000,000	18,627,621
Northwest Pipe Co. (a)	250,000	9,957,500
Canam Group, Inc. (CAD)(b)	750,000	6,601,975
PolyMet Mining Corp. (CAD)(a)(b)	2,000,000	5,891,527
North American Tungsten Corp., Ltd. (CAD)(a)(b)	5,050,700	5,601,192
First Majestic Silver Corp. (CAD)(a)(b)	1,000,000	4,323,341
Constellation Copper Corp. (CAD)(a)(b)	3,000,000	3,690,868
Northern Star Mining Corp. (CAD)(a)(b)	3,000,000	2,781,147
Pan-Nevada Gold Corp. (CAD)(a)(b)(c)	2,500,000	1,841,102

		59,316,273
Multiline Retail (1.7%)
Duckwall-ALCO Stores, Inc. (a)(c)	380,400	15,615,420
Fred’s, Inc.	1,000,000	14,700,000
Tuesday Morning Corp.	300,000	4,452,000

		34,767,420
Oil, Gas & Consumable Fuels (6.5%)
Sherritt International Corp. (CAD)(b)	2,744,200	39,562,890
Forest Oil Corp. (a)	600,000	20,022,000
Clayton Williams Energy, Inc. (a)(c)	548,760	15,568,321
Plains Exploration & Production Co. (a)	300,000	13,542,000
Brigham Exploration Co. (a)	1,500,000	9,330,000
Quest Resource Corp. (a)	1,000,000	9,170,000
Rosetta Resources, Inc. (a)	400,000	8,216,000
Massey Energy Co.	300,000	7,197,000
Far East Energy Corp. (a)(c)	7,500,000	6,075,000
James River Coal Co. (a)	500,000	3,735,000

		132,418,211
Paper & Forest Products (0.5%)
Pope & Talbot, Inc. (c)	1,000,000	6,750,000
Buckeye Technologies, Inc. (a)	252,000	3,270,960

		10,020,960
Personal Products (0.7%)
NutraCea (a)	2,000,000	6,020,000
Nature’s Sunshine Products, Inc. (e)	500,000	5,880,000
Natrol, Inc. (a)(c)	1,000,000	2,900,000

		14,800,000
Pharmaceuticals (2.2%)
Biovail Corp. (CAD)(b)	1,250,000	27,345,781
Fuji Pharmaceutical Co., Ltd. (JPY)(b)	499,000	6,607,028
Caraco Pharmaceutical Laboratories, Ltd. (a)	500,000	6,090,000
ASKA Pharmaceutical Co., Ltd. (JPY)(b)	500,000	3,997,623

		44,040,432
Real Estate (1.4%)
Medical Properties Trust, Inc.	822,000	12,075,180
Government Properties Trust, Inc.	750,000	8,025,000
Capital Lease Funding, Inc.	700,000	7,497,000

		27,597,180
Road & Rail (1.2%)
Marten Transport, Ltd. (a)	700,000	11,116,000
Saia, Inc. (a)	300,000	7,125,000
Covenant Transport, Inc. (Class A)(a)	500,000	5,510,000

		23,751,000
Semiconductors (3.2%)
Axcelis Technologies, Inc. (a)	2,000,000	15,280,000
TriQuint Semiconductor, Inc. (a)	2,500,000	12,500,000
Skyworks Solutions, Inc. (a)	2,000,000	11,500,000
hi/fn, inc. (a)(c)(d)	1,300,000	7,891,000
Lattice Semiconductor Corp. (a)	1,000,000	5,850,000
FSI International, Inc. (a)	1,000,000	4,470,000
Exar Corp. (a)	300,000	3,972,000
Micrel, Inc. (a)	350,000	3,857,000

		65,320,000
Software (3.0%)
Actuate Corp. (a)(c)	4,000,000	20,880,000
Quovadx, Inc. (a)(c)	3,700,000	9,435,000
Mobius Management Systems, Inc.(a)(c)	1,000,000	7,370,000
Agile Software Corp. (a)	1,000,000	6,950,000
PLATO Learning, Inc. (a)(c)	1,599,883	6,719,509
ePlus, Inc. (a)	400,000	4,260,000
Catapult Communications Corp. (a)	304,300	2,963,882
OPNET Technologies, Inc. (a)	200,000	2,702,000
Callidus Software, Inc. (a)	98,300	737,250

		62,017,641
Specialty Retail (0.5%)
Rent-A-Center, Inc. (a)	200,000	5,596,000
Hot Topic, Inc. (a)	500,000	5,550,000

		11,146,000
Textiles, Apparel & Luxury Goods (1.2%)
Hampshire Group, Ltd. (a)(c)	465,540	7,495,194
Ashworth, Inc. (a)	750,000	5,677,500
Lakeland Industries, Inc. (a)(c)	354,080	4,957,120
Phoenix Footwear Group, Inc. (a)(c)(d)	790,000	3,594,500
LaCrosse Footwear, Inc.	137,990	2,125,046

		23,849,360
Thrifts & Mortgage Finance (0.6%)
B of I Holding, Inc. (a)	400,000	2,808,000
Riverview Bancorp, Inc.	172,000	2,741,680
Pacific Premier Bancorp, Inc. (a)	240,700	2,599,560
Franklin Bank Corp. (a)	100,000	1,787,000

VALUE FUND - SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2007 (Unaudited)

COMMON STOCKS (CONTINUED)	SHARES	VALUE
Thrifts & Mortgage Finance (CONTINUED)
Timberland Bancorp, Inc.	50,000	$1,762,500

		11,698,740
Trading Companies & Distributors (0.5%)
Industrial Distribution Group, Inc. (a)	400,000	4,996,000
Beacon Roofing Supply, Inc. (a)	200,000	3,236,000
Aceto Corp.	300,000	2,370,000

		10,602,000

TOTAL COMMON STOCKS (Cost $1,510,255,174)		$1,971,999,190

CONVERTIBLE PREFERRED STOCKS (0.0%)	SHARES	VALUE
Biotechnology (0.0%)
Aphton Corp. 0.00%, (a)(e)(f)(h)	2,500	$—
Household Durables (0.0%)
Ronco Corp. 5.00%, (a)(c)(d)(e)(f)(g)	1,841,275	—

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,655,000)		$—

WARRANTS (0.1%)	SHARES	VALUE
Auto Components (0.0%)
Raser Technologies, Inc. (a)(d)(e)(f)	367,344	$—
Biotechnology (0.0%)
Senesco Technologies, Inc. (a)(c)(e)	50,000	—
Commercial Services & Supplies (0.0%)
CNS Response, Inc. (a)(d)(e)(f)	540,000	—
Waste Services, Inc.(a)(e)	25,000	—

		—
Communications Equipment (0.1%)
ParkerVision, Inc. (a)(c)(e)	375,000	1,766,250
Diversified Consumer Services (0.0%)
Whitney Information Network, Inc. (a)(e)	300,000	—
Electrical Equipment (0.0%)
Composite Technology Corp. (a)(d)(e)(f)	1,201,923	—
Health Care Equipment and Supplies (0.0%)
Medwave, Inc. (a)(e)	37,250	—
Software (0.0%)
VocalTec Communication, Ltd. (a)(e)	222,500	—

TOTAL WARRANTS (Cost $0)		$1,766,250

CONVERTIBLE CORPORATE BOND (0.1%)	PAR AMOUNT	VALUE
Electrical Equipment (0.1%)
Composite Technology Corp. 8.00%; 1/31/10 (d)(e)(f)	$2,500,000	$2,331,731

TOTAL CONVERTIBLE CORPORATE BOND (Cost $2,500,000)		$2,331,731

SHORT-TERM INVESTMENTS (3.6%)	PAR AMOUNT	VALUE
U.S GOVERNMENT AND AGENCY SECURITIES (2.2%)
U.S. Treasury Bills, 5/17/07, 4.95% (*)	$45,000,000	$44,719,850
TIME DEPOSITS (1.4%) (+)
Brown Brothers Harriman, 4.69%	28,361,748	28,361,748

TOTAL SHORT-TERM INVESTMENTS (Cost $73,082,874)		$73,081,598

TOTAL INVESTMENTS (Cost $1,591,493,048) (100.9%)		$2,049,178,769
Other assets and liabilities, net (-0.9%)		(18,008,823)

TOTAL NET ASSETS (100.0%)		$2,031,169,946

(a)	Non-income producing security.

(b)	Foreign denominated security.

(c)	Affiliated company. See Note 5 in Notes to Schedules of Investments.

(d)	Illiquid security, pursuant to guidelines established by the Board of Directors. See Note 2(g) in Notes to Schedules of Investments.

(e)	Valued at fair value using methods determined by the Board of Directors. See Note 2 (a) in Notes to Schedules of Investments.

(f)	Restricted Security. See Note 2(h) in Notes to Schedules of Investments.

(g)	Currently in default of the penalty payment due in cash to the preferred stockholders for the delay in the effective date of the registration statement. The registration statement covers the common stock into which the convertible preferred stock held are convertible.

(h)	Filed for bankruptcy.

(i)	Security pledged as collateral on written options. See Note 2(f) in Notes to Schedules of Investments.

(+)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of March 31, 2007.

(*)	The rate denoted is the effective yield as of March 31, 2007.

(ADR)	American Depositary Receipt.

(AUD)	Australian issuer.

(CAD)	Canadian issuer.

(JPY)	Japanese issuer.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International.

The accompanying Notes to Schedules of Investments are an integral part of this schedule.

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2007 (Unaudited)

(1)	Organization

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management (investment) company under the Investment Company Act of 1940. The capital shares of the Select Value Fund, Value Plus Fund and Value Fund (the “Funds”), each of which is a diversified fund, are issued by the Corporation.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments:

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, lacking any sales, at the latest bid price. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange. Debt securities are stated at fair value as furnished by an independent pricing service based primarily upon information concerning market transactions and dealer quotations for similar securities, or by dealers who make markets in such securities. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortized discount or premium. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods established by the Board of Directors. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments. At March 31, 2007, 0.1% and 2.9% of the Value Plus and Value Funds’ net assets, respectively, were valued at their fair value using methods determined by the Board of Directors.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly paid no Federal income taxes, and no Federal income tax provision is recorded.

(c)	The Funds record security transactions no later than one business day after trade date. For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method.

(d)	Each Fund may enter into futures contracts for hedging purposes, such as to protect against anticipated declines in the market value of its portfolio securities or to manage exposure to changing interest rates. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of futures contracts involves, to varying degrees, elements of market risk. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render a Fund’s hedging strategy unsuccessful. There were no open future contracts at March 31, 2007.

(e)	A short sale is a transaction in which a Fund sells a security it does not own (but has borrowed) in anticipation of a decline in the market value of that security. To complete a short sale, a Fund must borrow the security to deliver to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it in the open market at a later date. A Fund could incur a loss, which could be substantial and potentially unlimited, if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in value between those dates. A Fund must pay any dividends or interest payable to the lender of the security. All short sales must be collateralized in accordance with the applicable exchange or broker requirements. A Fund maintains the collateral in a segregated account with its custodian or broker, consisting of cash, obligations of the U.S. Government, its agencies or instrumentalities, or equity securities sufficient to collateralize its obligation on the short positions. There were no short positions held during the three-month period ended March 31, 2007.

(f)	The Funds may write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. The Value Plus and Value Funds had the following transactions in written covered call options during the three-month period ended March 31, 2007:

	VALUE FUND		VALUE PLUS FUND
	NUMBER OF CONTRACTS	PREMIUM	NUMBER OF CONTRACTS	PREMIUM
Balance at December 31, 2006	4,000	$884,088	—	$—
Options written	18,670	2,187,960	1,500	256,494
Options expired	(5,250)	(583,130)	—	—
Options closed	—	—	—	—
Options exercised	—	—	(650)	(80,547)

Balance at March 31, 2007	17,420	$2,488,918	850	$175,947

VALUE FUND	NUMBER OF CONTRACTS	VALUE
AAR Corp., $35.00, 8/18/07	1,500	$45,000
ABM Industries, Inc. , $30.00, 10/20/07	1,500	97,500
Input/Output, Inc., $15.00, 11/17/07	10,000	1,200,000
Osteotech, Inc., $10.00, 11/17/07	2,400	96,000
PAREXEL International Corp., $40.00, 9/22/07	2,000	290,000
Synovis Life Technologies, Inc. $15.00, 10/20/07	20	1,000

	17,420	$1,729,500

VALUE PLUS FUND	NUMBER OF CONTRACTS	VALUE
CF Industries Holdings, Inc., $40.00, 5/19/07	850	$140,250

	850	$140,250

(g)	At March 31, 2007, 5.9% of the Value Fund’s net assets were illiquid as defined pursuant to guidelines established by the Board of Directors of the Corporation.

(h)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Directors. Not all restricted securities are considered to be illiquid. At March 31, 2007, the Value Fund held restricted securities representing 0.4% of net assets. The restricted securities held as of March 31, 2007 are identified below:

SECURITY	ACQUISITION DATE	ACQUISITION COST	SHARES	FAIR VALUE
Value Fund
Aphton Corp. (Common Stock)	11/9/2005	$128,625	375,000	$—
Aphton Corp. (Convertible Preferred Stock)	11/9/2005	—	2,500	—
CNS Response, Inc. (Common Stock)	3/2/2007	2,160,000	1,800,000	1,620,000
CNS Response, Inc. (Warrants)	3/2/2007	—	540,000	—
Composite Technology Corp. (Warrants)	2/26/2007	—	1,201,923	—
Composite Technology Corp. (Convertible Corporate Bond)	2/26/2007	2,500,000	2,500,000	2,331,731
Ronco Corp. (Convertible Preferred Stock)	6/24/2005	5,655,000	1,841,275	—
Raser Technologies, Inc. (Common Stock)	3/30/2007	5,000,000	1,075,269	4,752,689
Raser Technologies, Inc. (Warrants)	3/30/2007	—	376,344	—

(i)

The Funds invest in foreign equity securities, whose values are subject to change in market conditions, as well as changes in political and regulatory environments. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Funds may utilize forward currency exchange contracts for the purpose of hedging foreign currency risk. Under these contracts, the Funds are obligated to exchange currencies at specific future dates. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. The Funds did not hold any forward currency exchange contracts during the three-month period ended or at March 31, 2007.

(j)	Each Fund may purchase securities on a when-issued basis. Payment and interest terms of these securities are set out at the time a Fund enters into the commitment to purchase, but generally the securities are not issued, and delivery and payment for such obligations does not occur until a future date that may be a month or more after the purchase date. Obligations purchased on a when-issued basis involve a risk of loss if the value of the security purchased declines prior to the settlement date, and may increase fluctuation in a Fund’s net asset value. On the date a Fund enters into an agreement to purchase securities on a when-issued basis, it will record the transaction and reflect the value of the obligation in determining its net asset value. In addition, the respective Fund will segregate cash, obligations of the U.S. Government, its agencies or instrumentalities, or equity securities having a value at least equal to the Fund’s obligation under the position. There were no when-issued securities held during the three-month period ended or at March 31, 2007.

(k)	Each Fund may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

(l)	The preparation of the Schedules of Investments in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules of Investments. Actual results could differ from those estimates.

(3)	Investment Transactions and Income Tax Basis Information

During the three-month period ended March 31, 2007, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period there were no purchases or sales of long-term U.S. Government securities.

FUND	COST OF PURCHASES	PROCEEDS FROM SALES
Select Value Fund	$37,590,027	$43,101,874
Value Plus Fund	68,533,702	55,868,688
Value Fund	481,470,951	364,003,631

FUND	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION ON INVESTMENTS
Select Value Fund	$270,076,379	$41,729,383	$(3,978,461)	$37,750,922
Value Plus Fund	222,140,317	44,415,837	(3,192,115)	41,223,722
Value Fund	1,593,376,943	520,364,181	(64,562,355)	455,801,826

(4)	Litigation

On July 18, 2002, pursuant to a stipulation and following a fairness hearing, the U.S. District Court for the Eastern District of Wisconsin approved a settlement of a consolidated class action brought by shareholders of the Heartland High-Yield Municipal Bond Fund and the Short Duration High-Yield Municipal Fund (together, the “High-Yield Funds”), in which the Corporation, the Advisor, the High-Yield Funds and certain other parties were named as defendants. The litigation arose out of a repricing of the securities in the High-Yield Funds in October 2000. Under the terms of the settlement, the Corporation, the Advisor, the High-Yield Funds and certain related parties were dismissed and released from all claims in the class action upon establishment of a settlement fund for the benefit of the class plaintiffs. Neither the Corporation nor any of its separate funds, directors, or officers were required to contribute to the settlement fund (although an affiliate of the Advisor did make a substantial contribution to facilitate settlement). Subsequently, all other suits filed by persons who opted out of the class action settlement were also settled without any contribution from the Corporation, its Funds, directors or officers. The High-Yield Funds, which had been in receivership since March 2001, were liquidated in December 2004.

On December 11, 2003, the SEC filed a civil complaint in United States District Court for the Eastern District of Wisconsin (Civil Action No. 03C1427) relating to the High-Yield Funds against the Advisor; William J. Nasgovitz, President of the Advisor, President and a director of the Corporation and member of the Heartland Value Fund portfolio management team; Paul T. Beste, Chief Operating Officer of the Advisor, Vice President and Secretary of the Corporation; Kevin D. Clark, an officer of the Advisor; Hugh Denison, a former director of the Corporation who presently serves as Senior Vice President of the Advisor and as a member of the portfolio management team for the Heartland Select Value Fund and Heartland Value Fund; certain former officers of the Advisor; and others.

The SEC alleges various violations of the federal securities laws with respect to the pricing of securities owned by the High Yield Funds and the related calculation of the High-Yield Funds’ net asset value per share from March 2000 to March 2001;

disclosures in the prospectus, other SEC filings and promotional materials for the High-Yield Funds relating to risk management, credit quality, liquidity and pricing; breach of fiduciary duty; the sale in September and October 2000 by certain individual defendants of shares of the High-Yield Funds while in possession of material, non-public information about those funds; and the disclosure of material, non-public information to persons who effected such sales. The SEC seeks civil penalties and disgorgement of all gains received by the defendants as a result of the conduct alleged in the complaint, a permanent injunction against the defendants from further violations of the applicable federal securities laws, and such other relief as the court deems appropriate.

In February 2004, the Advisor, and Messrs. Nasgovitz, Beste, Denison, and Clark filed their answers to the SEC’s complaint, denying the allegations and claims made therein and raising affirmative defenses.

The complaint does not involve the Corporation, the Heartland Select Value, Value Plus or Value Funds, any portfolio manager of the Funds (other than Mr. Nasgovitz and Mr. Denison) or any of the current independent directors of the Corporation. However, an adverse outcome for the Advisor and/or its officers named in the complaint could result in an injunction that would bar the Advisor from serving as investment advisor to the Funds or bar such officers from continuing to serve in their official capacities for the Advisor. The Advisor has advised the Funds that, if these results occur, the Advisor will seek exemptive relief from the SEC to permit it to continue serving as investment advisor to the Funds. There is no assurance that the SEC will grant such exemptive relief.

(5)	Transactions with Affiliates

The following investments are in companies deemed “affiliated” (as defined in Section (2)(a)(3) of the Investment Company Act of 1940) with the Value Fund; that is, the Fund held 5% or more of their outstanding voting securities at anytime during the three-month period ended March 31, 2007:

VALUE FUND

SECURITY NAME	SHARE BALANCE AT JANUARY 1, 2007	PURCHASES	SALES	SHARE BALANCE AT MARCH 31, 2007	DIVIDENDS	REALIZED GAINS (LOSSES)
Actuate Corp.	4,000,000	—	—	4,000,000	$—	$—
AirNet Systems, Inc.	1,000,000	—	—	1,000,000	—	—
Analysts International Corp.	1,600,000	539,735	—	2,139,735	—	—
BioScrip, Inc.	2,000,000	—	—	2,000,000	—	—
Buca, Inc.	1,200,000	—	—	1,200,000	—	—
Caraustar Industries, Inc.	500,000	1,000,000	—	1,500,000	—	—
China BAK Battery, Inc.	1,104,000	1,396,000	363,800	2,136,200	—	(1,141,070)
Clayton Williams Energy, Inc.	548,760	—	—	548,760	—	—
CompuDyne Corp.	750,000	—	—	750,000	—	—
Corgi International, Ltd. (ADR)	160,571	—	—	160,571	—	—
Criticare Systems, Inc.	678,000	187,000	—	865,000	—	—
Duckwall-ALCO Stores, Inc.	380,400	—	—	380,400	—	—
Dynamics Research Corp.	750,000	—	—	750,000	—	—
Far East Energy Corp.	7,500,000	—	—	7,500,000	—	—
FirstCity Financial Corp.	811,800	—	—	811,800	—	—
Hampshire Group, Ltd.	465,540	—	—	465,540	—	—
hi/fn, inc.	1,287,104	12,896	—	1,300,000	—	—
Hudson Highland Group, Inc.	1,930,000	—	—	1,930,000	—	—
InterDigital Communications Corp.	2,750,000	—	—	2,750,000	—	—
Intersections, Inc.	630,000	252,367	—	882,367	—	—
KMG America Corp.	500,000	1,000,000	—	1,500,000	—	—
Lakeland Industries, Inc.	250,000	104,080	—	354,080	—	—
Lantronix, Inc.	5,000,000	—	—	5,000,000	—	—
LECG Corp.	300,000	966,189	—	1,266,189	—	—
MEDTOX Scientific, Inc.	508,750	—	146,500	362,250	—	1,608,132
Mesa Air Group, Inc.	1,000,000	700,000	—	1,700,000	—	—
MFRI, Inc.	350,000	—	—	350,000	—	—
Midwest Air Group, Inc.	1,200,000	—	222,500	977,500	—	1,995,958
Mobius Management Systems, Inc.	250,000	750,000	—	1,000,000	—	—
Modtech Holdings, Inc.	1,400,000	—	—	1,400,000	—	—
National Home Health Care Corp.	441,000	65,502	—	506,502	36,075	—
Natrol, Inc.	500,000	500,000	—	1,000,000	—	—
Newpark Resources, Inc.	4,500,000	—	—	4,500,000	—	—
O.I. Corp.	245,900	—	—	245,900	12,295	—
Oil-Dri Corp. of America	562,500	—	—	562,500	67,500	—
Origin Agritech, Ltd.	778,302	721,698	—	1,500,000	—	—
Osteotech, Inc.	1,240,000	—	—	1,240,000	—	—
Pan Nevada Gold Corp.	125,500	2,374,500	—	2,500,000	—	—
ParkerVision, Inc.	1,322,300	—	145,745	1,176,555	—	563,832
ParkerVision, Inc. (warrants)	375,000	—	—	375,000	—	—
ParkerVision, Inc.	—	400,000	—	400,000	—	—
Patrick Industries, Inc.	293,525	—	—	293,525	—	—
PDI, Inc.	1,270,000	—	270,000	1,000,000	—	(892,372)
Phoenix Footwear Group, Inc.	763,900	26,100	—	790,000	—	—
PLATO Learning, Inc.	750,000	849,883	—	1,599,883	—	—
Pope & Talbot, Inc.	—	1,000,000		1,000,000	—	—
Portec Rail Products, Inc.	538,400	161,600	—	700,000	33,546	—
ProQuest Co.	1,500,000	—	—	1,500,000	—	—
Quovadx, Inc.	3,700,000	—	—	3,700,000	—	—
RCM Technologies, Inc.	780,100	—	—	780,100	—	—
Ronco Corp. (convertible preferred stock)	1,841,275	—	—	1,841,275	—	—
Senesco Technologies, Inc.	1,279,925	334,075	—	1,614,000	—	—
Senesco Technologies, Inc. (warrants)	50,000	—	—	50,000	—	—
Sirna Therapeutics, Inc.	6,440,000	—	6,440,000	—	—	71,452,496
SM&A	965,900	400	—	966,300	—	—
Smith & Wollensky Restaurant Group, Inc.	574,400	—	574,400	—	—	1,491,768
SPAR Group, Inc.	1,228,000	—	—	1,228,000	—	—
SRI/Surgical Express, Inc.	500,000	—	—	500,000	—	—
STAAR Surgical Co.	2,000,000	—	—	2,000,000	—	—
Tasty Baking Co.	500,000	—	—	500,000	25,000	—
TechTeam Global, Inc.	975,000	—	—	975,000	—	—
The Inventure Group, Inc.	1,900,622	—	—	1,900,622	—	—
The Princeton Review, Inc.	2,000,000	—	—	2,000,000	—	—
Tier Technologies, Inc. (Class B)	1,800,000	—	850,000	950,000	—	(818,952)
VistaCare, Inc., (Class A)	500,000	500,000	—	1,000,000	—	—
Wireless Ronin Technologies, Inc.	723,000	—	—	723,000	—	—

					$174,416	$74,259,792

Item 2.	Controls and Procedures.

(a) The registrant’s management, with the participation of its principal executive officer and principal financial officer has evaluated effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), within 90 days of the filing date of this report. Based on such evaluation, the registrant’s principal executive and financial officers have concluded that the design and operation of the registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Heartland Group, Inc.

By (Signature and Title)*	/s/ David C. Fondrie
David C. Fondrie, Chief Executive Officer

Date May 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David C. Fondrie
David C. Fondrie, Chief Executive Officer

Date May 9, 2007

By (Signature and Title)*	/s/ Christine A. Roberts
Christine A. Roberts, Treasurer and Principal Accounting Officer

Date May 9, 2007

*	Print the name and title of each signing officer under his or her signature.